Pension and Post Retirement Medical Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Post Retirement Medical Benefits

Note 13. Pension and Post Retirement Medical Benefits

Pension Benefits

We sponsor noncontributory defined benefit pension plans for our employees in the United States (the “U.S. Pension Plans”) and certain employees in the United Kingdom, Germany and Switzerland (the “International Pension Plans”). Effective December 31, 2005, all benefits accrued under the U.S. Pension Plans were frozen at the benefit level attained as of that date.

Postretirement Medical Benefits

Our Burger King postretirement medical plan (the “U.S. Retiree Medical Plan”) provides medical, dental and life insurance benefits to U.S. salaried retirees hired prior to June 30, 2001 and who were age 40 or older as of June 30, 2001, and their eligible dependents. The amount of retirement health care coverage an employee will receive depends upon the length of credited service. In 2011, the credited service for this plan was frozen for all participants. Beginning January 1, 2012, the annual employer-provided subsidy will be $160 (pre-age 65) and $80 (post-age 65) per year of credited service for anyone not already receiving benefits prior to this date.

During 2012, we eliminated the option to delay enrollment for the U.S. Retiree Medical Plan and participants were required to make a one-time election to participate in the plan. This change was accounted for as a negative plan amendment and resulted in a reduction to the U.S. Retiree Medical Plan liability of $11.1 million. This reduction is being amortized as a reduction to net periodic benefit costs over 6 years, the average remaining years until expected retirement. This negative plan amendment resulted in net periodic benefit cost reductions of approximately $1.8 million in 2014, $1.8 million in 2013, and $1.5 million in 2012 and will result in net periodic benefit costs reductions of approximately $1.8 million every year thereafter during the amortization period.

Obligations and Funded Status

The following table sets forth the change in benefit obligations, fair value of plan assets and amounts recognized in the balance sheets for the U.S. Pension Plans, International Pension Plans and U.S. Retiree Medical Plan (in millions):

	U.S. Pension Plans		U.S. Retiree Medical Plan
	2014	2013	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$193.6	$212.9	$7.9	$8.5
Service cost	—	—	—	—
Interest cost	9.2	8.4	0.4	0.4
Plan amendments	—	—	—	—
Actuarial (gains) losses	38.1	(17.4)	1.5	(0.6)
Part D Rx Subsidy Received	—	—	—	—
Benefits paid	(9.2)	(10.3)	(0.6)	(0.4)

Benefit obligation at end of year	$231.7	$193.6	$9.2	$7.9
Change in plan assets
Fair value of plan assets at beginning of year	$159.6	$145.4	$—	$—
Actual return on plan assets	17.3	17.0	—	—
Employer contributions	5.2	7.5	0.6	0.4
Benefits paid	(9.2)	(10.3)	(0.6)	(0.4)

Fair value of plan assets at end of year	$172.9	$159.6	$—	$—

Funded status of plan	$(58.8)	$(34.0)	$(9.2)	$(7.9)

Amounts recognized in the consolidated balance sheet
Current liabilities	$(0.8)	$(0.8)	$(0.7)	$(0.5)
Noncurrent liabilities	(58.0)	(33.2)	(8.5)	(7.4)

Net pension liability, end of fiscal year	$(58.8)	$(34.0)	$(9.2)	$(7.9)

Amounts recognized in accumulated other comprehensive income (AOCI)
Prior service cost / (credit)	$—	$—	$(9.5)	$(12.4)
Unrecognized actuarial loss (gain)	27.1	(2.9)	(0.4)	(2.1)

Total AOCI (before tax)	$27.1	$(2.9)	$(9.9)	$(14.5)

	International Pension Plans
	2014	2013
Benefit obligation at end of year	$33.4	$27.0
Fair value of plan assets at end of year	30.8	28.8

Funded status of plan	$(2.6)	$1.8

Amounts recognized in the consolidated balance sheet
Current Assets	$0.3	$—
Noncurrent Assets	2.0	6.1
Current liabilities	—	(0.1)
Noncurrent liabilities	(4.9)	(4.2)

Net pension liability, end of fiscal year	$(2.6)	$1.8

Amounts recognized in accumulated other comprehensive income (AOCI)
Unrecognized actuarial loss (gain)	$(0.3)	$(5.6)

Total AOCI (before tax)	$(0.3)	$(5.6)

Additional year-end information for the U.S. Pension Plans, International Pension Plans and U.S. Retiree Medical Plan with accumulated benefit obligations in excess of plan assets

The following sets forth the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the U.S. Pension Plans, International Pension Plans and U.S. Retiree Medical Plan (in millions):

	U.S. Pension Plans		U.S. Retiree Medical Plan		International Pension Plans
	As of December 31,		As of December 31,		As of December 31,
	2014	2013	2014	2013	2014	2013
Projected benefit obligation	$231.7	$193.6	$9.2	$7.9	$33.4	$27.0
Accumulated benefit obligation	$231.7	$193.6	$9.2	$7.9	$24.0	$16.9
Fair value of plan assets	$172.9	$159.6	$—	$—	$30.8	$28.8

Components of Net Periodic Benefit Cost

The following sets forth the net periodic benefit costs (income) for the U.S. Pension Plans and U.S. Retiree Medical Plan for the periods indicated (in millions):

	U.S. Pension Plans			U.S. Retiree Medical Plan
	2014	2013	2012	2014	2013	2012
Interest costs on projected benefit obligations	$9.2	$8.4	$8.6	$0.4	$0.3	$0.5
Expected return on plan assets	(9.2)	(8.3)	(8.5)	—	—	—
Amortization of prior service costs/(credit)	—	—	—	(2.9)	(2.9)	(2.6)
Amortization of actuarial losses (gains)	—	1.2	—	(0.2)	(0.1)	(0.1)
Settlement expense	—	—	0.2	—	—	—

Net periodic benefit costs (income)	$—	$1.3	$0.3	$(2.7)	$(2.7)	$(2.2)

The net periodic benefit costs (income) for our International Pension Plans was not significant for any comparative period.

Other Changes in Plan Assets and Projected Benefit Obligation Recognized in Other Comprehensive Income

	U.S. Pension Plans			U.S. Retiree Medical Plan
	2014	2013	2012	2014	2013	2012
Unrecognized actuarial (gain) loss	$30.0	$(26.2)	$12.0	$1.5	$(0.6)	$0.1
(Gain) loss recognized due to settlement	—	(0.3)	(0.2)	—	—	—
Prior service cost (credit)	—	—	—	—	—	(11.1)
Amortization of prior service (cost) credit	—	—	—	2.9	2.9	2.6
Amortization of actuarial gain (loss)	—	(1.2)	—	0.2	0.1	0.1

Total recognized in OCI	$30.0	$(27.7)	$11.8	$4.6	$2.4	$(8.3)

	International Pension Plans
	2014	2013	2012
Unrecognized actuarial (gain) loss	$4.9	$(4.4)	$(2.1)
Amortization of actuarial gain (loss)	0.4	—	2.3

Total recognized in OCI	$5.3	$(4.4)	$0.2

As of December 31, 2014, for the combined U.S. and International Pension Plans, we expect to amortize during 2015 from accumulated other comprehensive income (loss) into net periodic pension cost an estimated $2.9 million of net prior service credit and $2.7 million of net actuarial loss.

Assumptions

The weighted-average assumptions used in computing the benefit obligations of the U.S. Pension Plans, International Pension Plans and U.S. Retiree Medical Plan are as follows:

	2014	2013	2012
U.S. Pension Plans:
Discount rate as of year-end	4.03%	4.84%	4.04%
U.S. Retiree Medical Plan:
Discount rate as of year-end	4.03%	4.84%	4.04%
International Pension Plans:
Discount rate as of year-end	3.57%	4.70%	4.03%
Range of compensation rate increase	3.36%	3.52%	3.14%

The discount rate used in the calculation of the benefit obligation at December 31, 2014 and December 31, 2013 for the U.S. Plans is derived from a yield curve comprised of the yields of approximately 774 and 700 market-weighted corporate bonds, respectively, rated AA on average by Moody’s, Standard & Poor’s, and Fitch, matched against the cash flows of the U.S. Plans. The discount rate used in the calculation of the benefit obligation at December 31, 2014 and December 31, 2013 for the International Pension Plans is primarily derived from the yields on Swiss government bonds with a maturity matched against the cash flows of the International Pension Plans.

The weighted-average assumptions used in computing the net periodic benefit cost of the U.S. Pension Plans, International Pension Plans and the U.S. Retiree Medical Plan are as follows:

	2014	2013	2012
U.S. Pension Plans:
Discount rate	4.84%	4.04%	4.58%
Expected long-term rate of return on plan assets	6.20%	6.05%	6.50%
U.S. Retiree Medical Plan:
Discount rate	4.84%	4.04%	4.58%
Expected long-term rate of return on plan assets	N/A	N/A	N/A
International Pension Plans:
Discount rate	4.67%	4.18%	4.86%
Range of compensation rate increase	3.52%	3.27%	3.47%
Expected long-term rate of return on plan assets	4.58%	5.64%	5.25%

The expected long-term rate of return on plan assets is determined by expected future returns on the asset categories in target investment allocation. These expected returns are based on historical returns for each asset’s category adjusted for an assessment of current market conditions.

The assumed healthcare cost trend rates are as follows:

	2014	2013	2012
Healthcare cost trend rate assumed for next year	8.00%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2020	2020	2020

Assumed healthcare cost trend rates do not have a significant effect on the amounts reported for the postretirement healthcare plans, since a one-percentage point increase or decrease in the assumed healthcare cost trend rate would have a minimal effect on service and interest cost for the postretirement obligation.

Plan Assets

The fair value of the major categories of pension plan assets for U.S. and International Pension Plans at December 31, 2014 and December 31, 2013 is presented below (in millions):

	U.S.	International	U.S.	International
	Pension Plans	Pension Plan	Pension Plan	Pension Plan
	As of December 31,
	2014		2013
Level 1
Cash and Cash equivalents	$3.0	$—	$—	$—
Level 2
Cash and Cash equivalents (a)	2.8	0.2	2.7	0.2
Equity Securities (b):
U.S.	47.7	3.0	44.0	5.5
Non - U.S.	36.3	18.1	38.1	14.5
Fixed Income (b) :
Corporate Bonds and Notes	57.1	—	45.3	—
U.S. Government Treasuries	17.0	—	11.6	0.6
International Debt	4.6	4.5	3.9	—
Mortgage-Backed Securities	0.2	—	0.9	—
U.S. Government Agencies	3.4	—	8.2	—
Municipal Bonds	—	—	3.0	—
Non- U.S. Bonds	—	4.7	1.1	7.4
Other (c)	0.8	0.3	0.8	0.6

Total fair value of plan assets	$172.9	$30.8	$159.6	$28.8

(a)	Short-term investments in money market funds and short term receivables for investments sold
(b)	Securities held in common commingled trust funds
(c)	Other securities held in common commingled trust funds including interest rate swaps and foreign currency contracts

We categorize plan assets within a three level fair value hierarchy as described in Note 2. Pooled funds are primarily classified as Level 2 and are valued using net asset values of participation units held in common collective trusts, as reported by the managers of the trusts and as supported by the unit prices of actual purchase and sale transactions.

The investment objective for the U.S. Pension Plans and International Pension Plans is to secure the benefit obligations to participants while minimizing our costs. The goal is to optimize the long-term return on plan assets at an average level of risk. The Investment Committee developed a strategic allocation policy for the U.S. Pension Plan to reduce return seeking assets and increase fixed income assets as the Plan’s funded status improves. The portfolio of equity securities, currently targeted at 50% for U.S. Pension Plan and 70% for International Pension Plan, includes primarily large-capitalization companies with a mix of small-capitalization U.S. and foreign companies well diversified by industry. The portfolio of fixed income asset allocation, currently targeted at 50% for U.S. Pension Plan and 30% for International Pension Plan, is actively managed and consists of long duration fixed income securities primarily in U.S. debt markets and non-U.S. bonds with long-term maturities that help to reduce exposure to interest variation and to better correlate asset maturities with obligations.

Estimated Future Cash Flows

Total contributions to the U.S. Pension Plans and International Pension Plans were $6.1 million for 2014, $8.2 million for 2013 and $10.1 million for 2012.

The U.S. and International Pension Plans’ and U.S. Retiree Medical Plan’s expected contributions to be paid in the next year, the projected benefit payments for each of the next five years and the total aggregate amount for the subsequent five years are as follows (in millions):

	U.S. Pension Plans	International Pension Plans	U.S. Retiree Medical Plan
Estimated Net Contributions During Year Ended 2015	$0.8	$0.1	$0.7
Estimated Future Year Benefit Payments During Years Ended:
2015	$9.6	$0.2	$0.7
2016	$9.9	$0.2	$0.7
2017	$10.2	$0.2	$0.6
2018	$10.5	$0.2	$0.6
2019	$10.9	$0.3	$0.6
2020 - 2024	$64.8	$1.5	$2.9